VESSELS HELD UNDER CAPITAL LEASES - Schedule of Purchase Options (Details) - Golden Eclipse $ in Thousands	Jun. 30, 2017 USD ($)
Capital Leased Assets [Line Items]
Purchase option net of sellers credit, year two	$ 38,000
Purchase option net of sellers credit, year three	36,250
Purchase option net of sellers credit, year four	$ 33,550